Goodwill and intangible assets - Estimated Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 81
2022	63
2023	53
2024	46
2025	$ 39